OTHER INCOME (Tables)	12 Months Ended
Dec. 31, 2024
OTHER INCOME.
Schedule of other income

in € thousand	2024	2023	2022
Income from SES transaction	3,703	—	—
Other miscellaneous income	5,315	3,815	1,871
Bonus payments	—	9,200	—
Total other income	9,018	15,985	3,375